Taxation (Tables)	6 Months Ended
Jun. 30, 2021
Major components of tax expense (income) [abstract]
Schedule of Tax on Profit Before Tax Differs from Theoretical Amount that Arise Using Basic Corporation Tax Rate
The Santander UK group’s effective tax rate for H121 was 27.6% (H120: 25.5%). The tax on profit before tax differs from the theoretical amount that would arise using the basic corporation tax rate of the Company as follows:

	Half year to	Half year to(1)
	30 June 2021	30 June 2020
	£m	£m
Profit from continuing operations before tax	743	188
Tax calculated at a tax rate of 19% (H120: 19%)	141	36
Bank surcharge on profits	49	9
Non-deductible preference dividends paid	6	3
Non-deductible UK Bank Levy	14	6
Other non-deductible costs and non-taxable income	14	4
Effect of change in tax rate on deferred tax provision	13	7
Tax relief on dividends in respect of other equity instruments	(32)	(13)
Adjustment to prior year provisions	—	(4)
Tax on profit from continuing operations	205	48
(1)Adjusted to reflect the presentation of discontinued operations as set out in Note 33.